Fair Value Measurements - Fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Payment-dependent notes receivable, current	$ 243	$ 1,153
Payment-dependent notes receivable, noncurrent	14,975	13,453
Payment-dependent notes payable, current	243	1,153
Payment-dependent notes payable, noncurrent	14,975	13,453
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Payment-dependent notes receivable, current			$ 38,124
Payment-dependent notes receivable, noncurrent	14,975	13,453	13,735
Payment-dependent notes payable, current			38,124
Payment-dependent notes payable, noncurrent	14,975	13,453	13,735
Fair Value, Recurring [Member]
Fair Value Measurements
Payment-dependent notes receivable, current	243	1,153	39,289
Payment-dependent notes receivable, noncurrent	14,975	13,453	13,735
Total financial assets	174,534	38,846	59,074
Payment-dependent notes payable, current	243	1,153	39,289
Payment-dependent notes payable, noncurrent	14,975	13,453	13,735
Warrant liabilities		7,844	1,780
Total liabilities		22,450	54,804
Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value Measurements
Cash and cash equivalents	159,316	24,240	6,050
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements
Payment-dependent notes receivable, current	243	1,153	1,165
Payment-dependent notes receivable, noncurrent	0	0
Total financial assets	159,559	25,393	7,215
Payment-dependent notes payable, current	243	1,153	1,165
Payment-dependent notes payable, noncurrent	0	0
Total liabilities		1,153	1,165
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value Measurements
Cash and cash equivalents	159,316	24,240	6,050
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Payment-dependent notes receivable, current	0	0	38,124
Payment-dependent notes receivable, noncurrent	14,975	13,453	13,735
Total financial assets	14,975	13,453	51,859
Payment-dependent notes payable, current	0	0	38,124
Payment-dependent notes payable, noncurrent	14,975	13,453	13,735
Warrant liabilities		7,844	1,780
Total liabilities		21,297	$ 53,639
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value Measurements
Cash and cash equivalents	$ 0	$ 0